Debt securities issued - Summary of Debt Securities Issued (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 ARS ($)	Dec. 31, 2024 ARS ($)
Disclosure Of Debt Instruments Issued [Line Items]
Interests and adjustments	$ 11,781,688	$ 3,457,949
Eliminated	(805,158)	0
Total	615,321,191	152,462,334
Total Principal
Disclosure Of Debt Instruments Issued [Line Items]
Total Principal	604,344,661	149,004,385
Class 32 BBVA - USD
Disclosure Of Debt Instruments Issued [Line Items]
Nominal Value (in thousands)	$ 16,510
Annual Nominal	0.0350
Total Principal	$ 24,094,970	0
Class 34 BBVA - Pesos
Disclosure Of Debt Instruments Issued [Line Items]
Nominal Value (in thousands)	$ 56,002,870
Annual Nominal	0.0275
Total Principal	$ 56,002,870	0
Class 35 BBVA - USD
Disclosure Of Debt Instruments Issued [Line Items]
Nominal Value (in thousands)	$ 62,313
Annual Nominal	0.0575
Total Principal	$ 90,940,202	0
Class 36 BBVA - Pesos
Disclosure Of Debt Instruments Issued [Line Items]
Nominal Value (in thousands)	$ 119,860,155
Annual Nominal	0.0320
Total Principal	$ 119,860,155	0
Class 37 BBVA - USD
Disclosure Of Debt Instruments Issued [Line Items]
Nominal Value (in thousands)	$ 43,355
Annual Nominal	0.06
Total Principal	$ 63,273,205	0
Class 38 BBVA - Pesos
Disclosure Of Debt Instruments Issued [Line Items]
Nominal Value (in thousands)	$ 43,540,192
Annual Nominal	0.0350
Total Principal	$ 43,540,192	0
Class 39 BBVA - USD
Disclosure Of Debt Instruments Issued [Line Items]
Nominal Value (in thousands)	$ 50,000
Annual Nominal	0.0575
Total Principal	$ 72,970,835	0
Class 29 BBVA - Pesos
Disclosure Of Debt Instruments Issued [Line Items]
Nominal Value (in thousands)	$ 24,500,000
Annual Nominal	0.05
Total Principal	$ 0	32,229,272
Class 30 BBVA - Pesos
Disclosure Of Debt Instruments Issued [Line Items]
Nominal Value (in thousands)	$ 24,150,965
Annual Nominal	0.0275
Total Principal	$ 0	19,848,279
Class 31 BBVA - Pesos
Disclosure Of Debt Instruments Issued [Line Items]
Nominal Value (in thousands)	$ 37,706,733
Annual Nominal	0.0274
Total Principal	$ 0	49,602,472
Class 12 Volkswagen Financial Services - Pesos
Disclosure Of Debt Instruments Issued [Line Items]
Nominal Value (in thousands)	$ 21,142,300
Annual Nominal	0.0450
Total Principal	$ 21,142,300	0
Class 13 Volkswagen Financial Services - Pesos
Disclosure Of Debt Instruments Issued [Line Items]
Nominal Value (in thousands)	$ 3,273,893
Annual Nominal	0.0259
Total Principal	$ 3,273,893	0
Class 14 Volkswagen Financial Services - Pesos
Disclosure Of Debt Instruments Issued [Line Items]
Nominal Value (in thousands)	$ 3,342
Annual Nominal	0.09
Total Principal	$ 5,702,336	0
Class 11 Volkswagen Financial Services - Pesos
Disclosure Of Debt Instruments Issued [Line Items]
Nominal Value (in thousands)	$ 21,142,300
Annual Nominal	0.0575
Total Principal	$ 0	21,014,752
Class 30 PSA - Pesos
Disclosure Of Debt Instruments Issued [Line Items]
Nominal Value (in thousands)	$ 5,563,241
Annual Nominal	0.0325
Total Principal	$ 5,563,241	10,976,954
Class 31 PSA - Pesos
Disclosure Of Debt Instruments Issued [Line Items]
Nominal Value (in thousands)	$ 2,591
Annual Nominal	0.08
Total Principal	$ 4,403,625	0
Class 32 PSA - Pesos
Disclosure Of Debt Instruments Issued [Line Items]
Nominal Value (in thousands)	$ 19,813,161
Annual Nominal	0.0320
Total Principal	$ 19,813,161	0
Class 34 PSA - Pesos
Disclosure Of Debt Instruments Issued [Line Items]
Nominal Value (in thousands)	$ 12,067
Annual Nominal	0.0889
Total Principal	$ 20,607,721	0
Class 35 PSA - Pesos
Disclosure Of Debt Instruments Issued [Line Items]
Nominal Value (in thousands)	$ 13,788,245
Annual Nominal	0.0424
Total Principal	$ 13,788,245	0
Class 36 PSA - Pesos
Disclosure Of Debt Instruments Issued [Line Items]
Nominal Value (in thousands)	$ 10,800,000
Annual Nominal	0.3539
Total Principal	$ 10,800,000	0
Class 29 PSA - Pesos
Disclosure Of Debt Instruments Issued [Line Items]
Nominal Value (in thousands)	$ 11,655,556
Annual Nominal	0.3672
Total Principal	$ 0	15,332,656
Class 20 Range 1 FCA - Pesos
Disclosure Of Debt Instruments Issued [Line Items]
Nominal Value (in thousands)	$ 6,540
Annual Nominal	0.0884
Total Principal	$ 11,106,882	0
Class 20 Range 2 FCA - Pesos
Disclosure Of Debt Instruments Issued [Line Items]
Nominal Value (in thousands)	$ 2,550,000
Annual Nominal	0.3360
Total Principal	$ 2,550,000	0
Class 21 Range 1 FCA - Pesos
Disclosure Of Debt Instruments Issued [Line Items]
Nominal Value (in thousands)	$ 2,371
Annual Nominal	0.1050
Total Principal	$ 4,026,384	0
Class 21 Range 2 FCA - Pesos
Disclosure Of Debt Instruments Issued [Line Items]
Nominal Value (in thousands)	$ 6,773,333
Annual Nominal	0.3687
Total Principal	$ 6,773,333	0
Class 21 Range 3 FCA - Pesos
Disclosure Of Debt Instruments Issued [Line Items]
Nominal Value (in thousands)	$ 4,111,111
Annual Nominal	0.0375
Total Principal	$ 4,111,111	$ 0